EAST WEST SECURITIES COMPANY, INC.
SEMIANNUAL REPORT FOR THE SIX MONTHS ENDED JUNE 30, 2002

EAST WEST SECURITIES COMPANY, INC.


TABLE OF CONTENTS

                                                                    PAGE

FINANCIAL STATEMENTS OF EAST WEST SECURITIES COMPANY, INC.:

   Schedule of Investments                                            2

   Statement of Assets and Liabilities                                6

   Statement of Operations                                            7

   Statements of Changes in Net Assets                                8

   Statement of Cash Flows                                            9

   Financial Highlights                                              10

   Notes to Financial Statements                                     11

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2002

                                                                             (1)           % OF     INTEREST RATE     MATURITY DATE
                                                          COST BASIS      FAIR VALUE    NET ASSETS      RANGE            RANGE
                                                        --------------  --------------  ----------  -------------  ----------------
INVESTMENT IN EW ASSETS, LLC (NOTES 1,2 AND 3):
  Money market deposit account                          $  149,247,118  $  149,247,118      17.86%      2.53%             n/a
  Commercial real estate loans, fixed rate                   8,575,021       8,886,307       1.06%  7.50% - 9.50%   2/2004 - 8/2014
  Commercial real estate loans, intermediate fixed rate      6,274,888       6,327,367       0.76%  5.68% - 10.25% 5/2002 - 10/2014
  Commercial real estate loans, variable rate:
     6-month Libor                                           7,998,231       8,096,213       0.97%  4.75% - 4.84%   8/2003 - 4/2011
     6-month Treasury Bill                                     465,187         466,794       0.06%  6.35% - 7.80%   6/2008 - 3/2030
     6-month Certificate of Deposit                          2,865,663       2,902,614       0.35%  4.32% - 5.01%   5/2015 - 8/2015
     1-year Treasury Bill                                    4,120,511       4,139,055       0.50%  7.75% - 9.25%   1/2011 - 6/2030
     Bank of America Prime Rate                             50,168,661      50,395,090       6.03%  3.75% - 9.50%  6/2002 - 12/2028
     First Central Bank Prime Rate                           9,213,231       9,300,857       1.11%  5.25% - 11.00%  6/2002 - 3/2009
  Commercial business loans, BofA Prime Rate                   119,653         119,533       0.01%  5.75% - 6.25%   7/2002 - 4/2003
  Trade finance loans, BofA Prime Rate                       1,806,395       1,805,024       0.22%  5.50% - 6.00%       4/2003
                                                        --------------  --------------  ----------
        Subtotal - Investment in EW Assets, LLC            240,854,559     241,685,972      28.92%
                                                        --------------  --------------  ----------

INVESTMENT IN EW ASSETS 2, LLC (NOTES 1,2 AND 3):
  Money market deposit account                              19,018,493      19,018,493       2.28%      1.75%             n/a
  Commercial real estate loans, fixed rate                  10,369,876      10,460,537       1.25%  7.50% - 9.62%  11/2002 - 9/2006
  Commercial real estate loans, intermediate fixed rate      1,905,467       1,916,978       0.23%      8.75%           2/2003
  Commercial real estate loans, variable rate:
     6-month Libor                                          14,282,010      14,480,753       1.73%  4.95% - 8.00%  12/2003 - 1/2009
     6-month Certificate of Deposit                         10,333,060      10,443,670       1.25%  3.78% - 5.64%  4/2015 - 11/2016
     1-year Treasury Bill                                    4,802,778       4,809,758       0.58%  6.46% - 8.60%  11/2007 - 3/2016
     Bank of America Prime Rate                             50,719,364      51,047,748       6.11%  4.63% - 8.49%  12/2002 - 5/2009
     First Central Bank Prime Rate                           1,503,594       1,512,103       0.18%      6.00%           5/2003
                                                        --------------  --------------  ----------
        Subtotal - Investment in EW Assets 2, LLC          112,934,642     113,690,040      13.61%
                                                        --------------  --------------  ----------


(1) All investments are valued under procedures established by the Board of Directors.

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2002

                                                                          (1)           % OF      INTEREST RATE      MATURITY DATE
                                                       COST BASIS      FAIR VALUE    NET ASSETS       RANGE              RANGE
                                                     -------------   -------------   ----------   -------------   -----------------
INVESTMENT IN EW ASSETS 3, LLC (NOTES 1, 2 AND 3):
  Money market deposit account                          18,312,551      18,312,551        2.19%       1.75%              n/a
  Commercial real estate loans, fixed rate              41,545,560      42,312,287        5.06%   7.38% - 9.50%    7/2002 - 8/2009
  Commercial real estate loans, variable rate:
     1-month Libor                                      15,680,637      15,894,911        1.90%       6.00%            12/2002
     6-month Libor                                      19,614,307      19,857,872        2.38%   4.78% - 5.73%   12/2003 - 10/2007
     6-month Certificate of Deposit                      6,532,884       6,577,136        0.79%   4.73% - 5.59%    11/2015 - 8/2016
     1-year Treasury Bill                               13,625,437      13,760,024        1.65%   5.75% - 8.90%    10/2005 - 2/2011
     Bank of America Prime Rate                            757,456         773,665        0.09%   5.25% - 5.99%    10/2006 - 4/2007
                                                     -------------   -------------   ----------
        Subtotal - Investment in EW Assets 3, LLC      116,068,832     117,488,446       14.06%
                                                     -------------   -------------   ----------

INVESTMENT IN EW ASSETS 4, LLC (NOTES 1,2 AND 3):
  Money market deposit account                          17,525,267      17,525,267        2.10%       1.75%              n/a
  Commercial real estate loans, fixed rate              29,927,017      30,705,137        3.67%   7.75% - 9.65%    10/2002 - 6/2009
  Commercial real estate loans, variable rate:
     6-month Libor                                      11,067,326      11,233,589        1.34%   4.84% - 5.20%        12/2004
     6-month Certificate of Deposit                      4,303,992       4,345,480        0.52%   5.59% - 6.23%    9/2015 - 7/2018
     5-year Treasury Bill                                3,867,704       3,875,537        0.46%       7.06%             3/2007
     Bank of America Prime Rate                         19,540,136      19,639,162        2.35%   4.88% - 5.99%    5/2004 - 5/2009
  Construction loans, variable rate:
     1-month Libor                                       3,199,995       3,201,114        0.38%       6.50%             8/2002
     6-month Libor                                      16,121,437      16,147,080        1.93%   5.34% - 7.00%    6/2002 - 8/2002
     Bank of America Prime Rate                          1,768,224       1,768,842        0.21%   5.75% - 7.00%    7/2002 - 12/2002
                                                     -------------   -------------   ----------
        Subtotal - Investment in EW Assets 4, LLC      107,321,098     108,441,208       12.98%
                                                     -------------   -------------   ----------

(1) All investments are valued under procedures established by the Board of Directors.

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2002

                                                                          (1)            % OF       INTEREST RATE  MATURITY DATE
                                                       COST BASIS     FAIR VALUE      NET ASSETS        RANGE          RANGE
                                                      ------------   ------------   ------------    -------------  -------------
INVESTMENT IN EW ASSETS 5, LLC (NOTES 1, 2 AND 3):
  Money Market Deposit Account                          59,654,946     59,654,946           7.14%       1.75%            n/a
  Commercial real estate loans, fixed rate               1,325,988      1,428,514           0.17%       9.58%           3/2008
  Commercial real estate loans, variable rate:
     3-month Libor                                       3,812,431      3,851,989           0.46%       3.75%           3/2007
     6-month Libor                                       1,987,810      2,015,046           0.24%       4.13%           5/2011
     1-year Treasury Bill                                2,516,477      2,515,982           0.30%       8.80%           2/2011
  Commercial business loans, fixed rate                  6,291,503      6,396,625           0.77%   3.47% - 11.5%  6/2002 - 9/2003
  Commercial business loans, variable rate,
     Bank of America Prime Rate                         26,356,375     26,287,097           3.15%   4.25% - 7.25%  5/2002 - 8/2026
  Commercial syndication loans, variable rate            5,353,164      5,287,269           0.63%   3.50% - 4.94%  4/2005 - 3/2009
  Personal loans, fixed rate                                11,985          5,159           0.00%       7.50%          12/2002
  Personal loans, variable rate, BofA Prime Rate           905,955        905,686           0.11%   5.50% - 6.75%  10/2002 - 2/2005
  Small business loans, variable rate, BofA Prime Rate     939,934        942,353           0.11%   5.75% - 8.50%  12/2002 - 5/2025
  Trade finance loans, variable rate, BofA Prime Rate      465,000        464,810           0.06%   6.00% - 6.25%  3/2003 - 5/2003
                                                      ------------   ------------   ------------
        Subtotal - Investment in EW Assets 5, LLC      109,621,568    109,755,476          13.14%
                                                      ------------   ------------   ------------

(1) All investments are valued under procedures established by the Board of Directors.

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2002

                                                                           (1)           % OF       INTEREST RATE     MATURITY DATE
                                                        COST BASIS      FAIR VALUE    NET ASSETS        RANGE            RANGE
                                                      --------------  --------------  ----------   --------------  ----------------
INVESTMENT IN EW ASSETS 6, LLC (NOTES 1, 2 AND 3):
  Money Market Deposit Account                            48,038,893      48,038,893       5.75%      1.84%               n/a
  Commercial real estate loans, variable rate:
     6-month Libor                                         9,181,384       9,280,849       1.11%   4.08% - 4.13%   12/2006 - 6/2012
     6-month Certificate of Deposit                        3,732,103       3,780,660       0.45%   3.88% - 4.10%   10/2006 - 8/2007
     1-year Treasury Bill                                  1,996,394       1,994,004       0.24%      9.05%             10/2010
  Commercial business loans, fixed rate                    2,084,873       2,106,155       0.25%   7.75% - 10.50%   9/2002 - 8/2008
  Commercial business loans, variable rate:
     6-month Libor                                         1,414,515       1,408,557       0.17%   5.03% - 5.08%        5/2004
     1-year Treasury Bill                                  1,082,448       1,080,838       0.13%       6.46%            11/2007
     Bank of America Prime Rate                           11,252,458      11,238,158       1.34%   3.00% - 10.75%   6/2002 - 4/2014
     First Central Bank Prime Rate                           470,841         471,755       0.06%   6.25% - 9.00%   11/2002 - 3/2004
  Trade finance loans, fixed rate                          4,903,631       4,847,421       0.58%   3.21% - 4.75%    9/2002 - 4/2003
  Trade finance loans, variable rate, BofA Prime Rate     29,085,089      29,065,738       3.48%   4.00% - 6.75%    5/2002 - 6/2003
                                                      --------------  --------------  ----------
        Subtotal - Investment in EW Assets 6, LLC        113,242,629     113,313,028      13.56%
                                                      --------------  --------------  ----------

   Total Investments                                     800,043,328     804,374,170      96.27%
   Excess of cash and receivables over payables           31,196,343      31,196,343       3.73%
                                                      --------------  --------------  ----------
      Net Assets                                      $  831,239,671  $  835,570,513     100.00%
                                                      ==============  ==============  ==========

(1) All investments are valued under procedures established by the Board of Directors.


See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2002

ASSETS:
  Investments, at fair value (cost $800,043,328)                             $804,374,170
  Cash                                                                            814,133
  Receivables:
     Principal paydowns (Note 2)                                               26,053,243
     Interest payments (Note 2)                                                 2,872,254
     Interest due from borrowers                                                2,267,638
     Fee income and borrower advances (Note 2)                                     22,589
                                                                             ------------
     Total assets                                                             836,404,027
                                                                             ------------
LIABILITIES:
  Accrued expenses (Note 2)                                                  $    805,605
  Other liabilities                                                                27,909
                                                                             ------------
     Total liabilities                                                            833,514
                                                                             ------------

NET ASSETS                                                                   $835,570,513
                                                                             ============

Net Assets Consist of:
  Common stock, par value ($0.001 per share)                                 $      8,124
  Additional paid-in capital                                                  812,827,389
  Undistributed net investment income                                          18,404,158
  Net unrealized gain on investments                                            4,330,842
                                                                             ------------
     Net assets (equivalent to $102.85 per share based on 8,123,942 shares
          of capital stock outstanding; 20,000,000 shares authorized)        $835,570,513
                                                                             ============



See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002

INVESTMENT INCOME:
  Interest and fees on loans                                   $17,221,647
  Interest on money market deposit accounts                      2,856,681
                                                               -----------
     Total investment income                                    20,078,328
                                                               -----------

EXPENSES:
  Loan servicing fees (Note 2)                                   1,359,160
  Fund accounting fees (Note 2)                                    203,674
  Asset custodial fees (Note 2)                                     81,471
  Professional fees                                                 37,667
  Limited liability company fees                                    28,414
  Directors' fees                                                    4,000
                                                               -----------
     Total expenses                                              1,714,386
                                                               -----------
        Net investment income                                   18,363,942
                                                               -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net unrealized appreciation on investments                     3,553,619
                                                               -----------
        Net increase in net assets resulting from operations   $21,917,561
                                                               ===========



See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001

                                                              SIX MONTHS        YEAR
                                                                ENDED          ENDED
                                                               JUNE 30,      DECEMBER 31,
                                                                 2002           2001
                                                            -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                     $  18,363,942   $  54,577,698
  Net realized loss on investments                                     --      (1,097,322)
  Unrealized gain on investments                                3,553,619       4,114,349
                                                            -------------   -------------
     Net increase in net assets resulting from operations      21,917,561      57,594,725
                                                            -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income                             --     (54,136,390)
                                                            -------------   -------------

CAPITAL SHARE TRANSACTIONS:
  Issuance of shares                                                   --              --
  Retirement of shares                                                 --              --
                                                            -------------   -------------
     Net increase from capital share transactions                      --              --
                                                            -------------   -------------

     Total increase in net assets                              21,917,561       3,458,335

NET ASSETS:
  Beginning of period                                         813,652,952     810,194,617
                                                            -------------   -------------
  End of period                                             $ 835,570,513   $ 813,652,952
                                                            =============   =============


SUMMARY OF CAPITAL TRANSACTIONS:
  Shares issued                                                        --              --
  Shares retired                                                       --              --
                                                            -------------   -------------
     Net increase in shares outstanding                                --              --
     Number of shares at beginning of period                    8,123,942       8,123,942
                                                            -------------   -------------
     Number of shares at end of period                          8,123,942       8,123,942
                                                            =============   =============



See accompanying notes to financial statements.

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2002

Cash Flows from Operating Activities:
  Net increase in assets from operations                     $ 21,917,561
  Purchase of money market deposit investments                (87,919,213)
  Paydowns on loans                                            86,863,837
  Increase in receivables and other assets                    (12,330,780)
  Decrease in other accrued expenses and other liabilities       (166,270)
  Unrealized gain on investments                               (3,551,619)
                                                             ------------
     Net cash provided by operating activities                  4,813,516
                                                             ------------

Cash Flows from Financing Activities:
  Payment of cash dividends                                    (4,136,390)
                                                             ------------
     Net cash used in financing activities                     (4,136,390)
                                                             ------------

  Net decrease in cash                                            677,126
  Cash at beginning of period                                     137,007
                                                             ------------
  Cash at end of period                                      $    814,133
                                                             ============



See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
FOR THE SIX MONTHS ENDED JUNE 30, 2002, THE YEAR ENDED DECEMBER 31, 2001, AND THE PERIOD FROM JULY 26, 2000 (COMMENCEMENT OF OPERATIONS)
   THROUGH DECEMBER 31, 2000

                                                                                                 PERIOD FROM
                                                                 SIX MONTHS       YEAR         JULY 26, 2000
                                                                   ENDED          ENDED            THROUGH
                                                                  JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                    2002          2001              2000
                                                                ------------   ------------    --------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                          $     100.16   $      99.73     $      100.00
  Income from investment operations:
    Net investment income                                               2.26           6.72              3.85
    Net realized and unrealized gain (loss) on investments              0.44           0.37             (0.27)
                                                                ------------   ------------     -------------
       Increase in net asset value from investment operations           2.70           7.09              3.58
                                                                ------------   ------------     -------------
  Less distributions from net investment income                         0.00          (6.66)            (3.85)
                                                                ------------   ------------     -------------
  Net asset value, end of period                                $     102.85   $     100.16     $       99.73
                                                                ============   ============     =============

TOTAL RETURN (1):                                                     2.69 %         7.11 %            3.58 %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $    835,571   $    813,653     $     810,195
  Ratios to average net assets (2):
     Expenses                                                         0.42 %         0.47 %            0.52 %
     Net investment income                                            4.46 %         6.54 %            9.18 %

  Portfolio turnover rate                                             0.00 %         0.12 %            0.00 %

(1) Not annualized.
(2) Annulized.



See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001


1.   SIGNIFICANT ACCOUNTING POLICIES

     East West Securities Company, Inc. (the "Fund") was incorporated under the general laws of the State of Maryland on July 13, 2000, and is a non-diversified, closed-end, management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income consistent with preservation of capital. The Fund intends to meet its objective by investing in a portfolio of medium to high quality investments. Under normal market conditions, the Fund will invest substantially all of its assets in (i) construction and development loans, (ii) mortgage-backed securities, (iii) collateralized mortgage obligations ("CMOs"), (iv) asset-backed securities, (v) corporate debt securities, (vi) U.S. government agency securities, (vii) U.S. Treasury securities, (viii) residential mortgage loans, (ix) commercial real estate loans, (x) commercial business loans, (xi) international loans, and (xii) limited liability companies that invest in such obligations.

     At June 30, 2002, the Fund was the sole member in six limited liability companies, namely EW Assets, LLC, EW Assets 2, LLC, EW Assets 3, LLC, EW Assets 4, LLC, EW Assets 5, LLC and EW Assets 6, LLC (the "LLCs"). These companies invest primarily in loans and money market deposit accounts.

     EWSC Holdings, LLC, a California limited liability company, owns 100% of the voting shares of the Fund and is a subsidiary of East West Bank (the "Bank"), a state-chartered bank headquartered in San Marino, California. The Bank is a subsidiary of East West Bancorp, Inc., a financial holding company incorporated in the state of Delaware.

     INVESTMENT VALUATION - The Fund will use market quotes to value its investments when the Fund believes that multiple and reliable market quotes are available and reflect current value. Securities and investments for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors and such fair value is based on discounted cash flow models and the Fund's valuation procedures. Fair value estimates are based on judgments regarding interest rate and prepayment risk and other risk characteristics. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     INCOME TAXES - The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDER - The Fund has and intends to make an annual distribution to its shareholder from net investment income. Net investment income of the Fund consists of all interest and other income accrued on portfolio assets less all expenses of the Fund allocable thereto. Dividends and distributions to the shareholder are recorded on the ex-dividend date.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - The Fund records investment transactions based on a trade date. Interest income is recognized on an accrual basis. Discounts and premiums are amortized over the estimated lives of the investments.

     USE OF ESTIMATES - Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, increases and decreases in net assets from operations, and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

2.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     The Fund has entered into a Fund Accounting Agreement with the Bank. Pursuant to this agreement, the Bank serves as fund accountant, transfer agent and dividend disbursing agent for the Fund. Services provided by the Bank in this capacity include, but are not limited to: maintaining of books and records required to be maintained by the Fund; performing of certain accounting services, including a monthly download of financial statements; preparing of special reports and performing of special services that may be requested by the Fund; establishing and maintaining accounts of the shareholder; periodically monitoring the number of shares issued and outstanding; and effecting payments of dividends or distributions declared by the Board of Directors (the "Board"). For these services, the Fund pays the Bank an annual fee of 0.05% of the Fund's average daily total assets plus the Bank's out-of-pocket expenses incurred in the performance of its services. All fees are accrued monthly and paid quarterly. At June 30, 2002, accrued unpaid fund accounting fees totaled $102,884.

     The Fund has entered into a Custodian Contract with the Bank for asset custodial services related to the Fund's portfolio of cash and investments. In this capacity, the Bank maintains certain financial and accounting books and records pursuant to agreements with the Fund. For these services, the Fund pays the Bank an annual fee of 0.02% of the Fund's average daily total assets. All fees are accrued monthly and paid quarterly. At June 30, 2002, accrued unpaid asset custodial fees totaled $41,153.

     In addition to fund accounting and asset custodial services, the Bank also provides services related to the servicing and maintenance of loan accounts to each of the limited liability company investments owned by the Fund. In its capacity as loan servicing agent, the Bank collects principal and interest payments on loans, related loan fee income, escrow and other borrower advances on behalf of the LLCs. These amounts are collected daily by the Bank and remitted to the LLCs on a monthly basis. Receivable balances due from the Bank related to principal and interest payments on loans, loan fees, escrow and other borrower advances totaled $28,948,086 at June 30, 2002. For services related to the servicing and maintenance of loan accounts, the LLCs pay the Bank an annual fee of 0.50% of the LLCs' average daily total loans. All fees are accrued monthly and paid quarterly. At June 30, 2002, accrued unpaid loan servicing fees totaled $661,568.

     The Fund's investment and portfolio manager (the "Manager") is an employee of the Fund and the Bank. There is no management contract between the Fund and the Manager. In this capacity, subject to policies determined by the Board, the Manager may furnish continuously an investment program for the Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the Board, the Manager also manages, supervises, and conducts the other affairs and business of the Fund and places all orders for the purchase and sale of the Fund's portfolio securities. The Bank incurs all compensation and other expenses for the services rendered by the Manager.

     Certain directors and officers of the Fund are also affiliated with the Bank. No such persons received any remuneration directly from the Fund.

3.   LOANS

     The Fund's loan portfolio is comprised primarily of fixed and variable rate commercial real estate, construction, commercial business and trade finance loans. The loans are not concentrated in any specific industry. Substantially all of the Fund's real estate loans are located in California.

     At December 31, 2001, one commercial business loan with a principal balance of $137,201 was on nonaccrual status. This loan had no market value at December 31, 2001. There were no loans on nonaccrual status as of June 30, 2002.

     During the year ended December 31, 2001, loan chargeoffs totaling $1,137,539 were recorded as realized losses. There were no loan chargeoffs recorded during the six months ended June 30, 2002. For tax purposes, loan chargeoffs are treated as capital losses which will be carried forward for eight years to offset future gains.

4.   INVESTMENT TRANSACTIONS

     Purchases and sales of investments (excluding short-term securities) were $45,713,770 and $737,054, respectively, during the year ended December 31, 2001. Realized gains on sales of investments totaled $40,217 for the year ended December 31, 2001 which are treated as capital gains for tax purposes. There were no purchases and sales of invesment securities (excluding short-term securities) during the six months ended June 30, 2002.

     The U.S. federal income tax basis of the Fund's investments at June 30, 2002 was $800,389,958, and net unrealized appreciation for U.S. federal income tax purposes was $3,984,212 (gross unrealized appreciation $4,254,679; gross unrealized depreciation $270,467).

5.   DISTRIBUTIONS TO SHAREHOLDERS

     A dividend totaling $50,000,000 was paid during the year ended December 31, 2001. An additional dividend of $4,136,390 was payable at December 31, 2001 and subsequently paid on January 29, 2002.

     The tax character of distributions to the Fund's shareholder during the year ended December 31, 2001 was an ordinary income distribution of $54,577,698. Included in the distributions reported during the year ended December 31, 2000 was an overdistribution of earnings of $441,309. This amount was paid in January 2001 and treated as a distribution of ordinary income in the year ended December 31, 2001.

     There were no long-term net capital gains during the six months ended June 30, 2002 and the year ended December 31, 2001.


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6.   TAX INFORMATION (UNAUDITED)

     The Fund is required to advise its shareholder within sixty days of the Fund's fiscal year end regarding the federal tax status of distributions received by the shareholder during such fiscal year. During the fiscal year ended December 31, 2001, the Fund paid a net investment income distribution of $54,577,698 to its shareholder.


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